Organization	12 Months Ended
Dec. 31, 2020
Organization
Organization

1.    Organization

Pinduoduo Inc. (the ‘‘Company’’) was incorporated in the Cayman Islands on April 20, 2015 under the Cayman Islands Companies Law as an exempted company with limited liability. The Company through its consolidated subsidiaries, variable interest entity (the ‘‘VIE’’) and the subsidiaries of the VIE (collectively, the ‘‘Group’’) are principally engaged in the merchandise sales and the provision of online marketplace to help merchants leverage the power of the internet to engage with their customers in the People’s Republic of China (the ‘‘PRC’’ or ‘‘China’’). Due to the PRC legal restrictions on foreign ownership and investment in such business, the Company conducts its primary business operations through its VIE and subsidiaries of the VIE.

As of December 31, 2020, the details of the Company’s major subsidiaries, consolidated VIE and the subsidiaries of the VIE are as follows:

			Percentage of
	Date of	Place of	ownership by the		Principal
Entity	incorporation	incorporation	Company		activities
			Direct	Indirect
Subsidiaries:
HongKong Walnut Street Limited (“Walnut HK”)	April 28, 2015	Hong Kong	100%	—	Holding company
Hangzhou Weimi Network Technology Co., Ltd. (“Hangzhou Weimi” or the “WFOE”)	May 28, 2015	PRC	100%	—	Technology research and development
Walnut Street (Shanghai) Information Technology Co., Ltd.	January 25,2018	PRC	100%	—	Technology research and development
Shenzhen Qianhai Xinzhijiang Information Technology Co., Ltd. (“Xinzhijiang”)	April 25, 2018	PRC	100%	—	E-commerce platform

VIE:
Hangzhou Aimi Network Technology Co., Ltd. (“Hangzhou Aimi” or the “VIE”)	April 14, 2015	PRC	—	100%	E-commerce platform

VIE’s subsidiary:
Shanghai Xunmeng Information Technology Co., Ltd. (“Shanghai Xunmeng”)	January 9, 2014	PRC	—	100%	E-commerce platform

The VIE agreements

The PRC laws and regulations currently place certain restrictions on foreign ownership of companies that engage in internet content and other restricted businesses. To comply with PRC laws and regulations, the Group conducts the majority of its business in China through the VIE and subsidiaries of the VIE. Despite the lack of technical majority ownership, the Company has effective control of the VIE through a series of contractual arrangements (the ‘‘Contractual Agreements’’) and a parent-subsidiary relationship exists between the Company and the VIE. The equity interests of the VIE are legally held by PRC individuals (the ‘‘Nominee Shareholders’’). Through the Contractual Agreements, the Nominee Shareholders of the VIE effectively assigned all of their voting rights underlying their equity interests in the VIE to the Company, via the WFOE, and therefore, the Company has the power to direct the activities of the VIE that most significantly impact its economic performance. The Company also has the right to receive economic benefits and obligations to absorb losses from the VIE, via the WFOE, that potentially could be significant to the VIE. Based on the above, the Company consolidates the VIE in accordance with SEC Regulation SX-3A-02 and ASC810-10, Consolidation: Overall.

1.    Organization (Continued)

The VIE agreements (Continued)

The following is a summary of the Contractual Agreements:

Exclusive Option Agreements    Pursuant to the Exclusive Option Agreements entered into among the Nominee Shareholders, the VIE and the WFOE, the Nominee Shareholders granted to the WFOE or its designees proxy of shareholders rights and voting rights of their respective equity interests in the VIE. The WFOE has the sole discretion as to when to exercise the options, whether in part or full. The exercise price of the options to purchase all or part of the equity interests in the VIE will be the minimum amount of consideration permitted by the applicable PRC laws. Any proceeds received by the Nominee Shareholders from the exercise of the options shall be remitted to the WFOE or its designated party, to the extent permitted under PRC laws. The Exclusive Option Agreements will remain in effect until all the equity interests in VIE held by Nominee Shareholders are transferred to the WFOE or its designated party. The WFOE may terminate the Exclusive Option Agreements at its sole discretion, whereas under no circumstances may the VIE or the Nominee Shareholders terminate the agreements.

Equity Pledge Agreement    Pursuant to the Equity Pledge Agreement entered into among the WFOE (the ‘‘Pledge Agreement’’), the Nominee Shareholders and the VIE, the Nominee Shareholders pledged all of their equity interests in the VIE to the WFOE as collateral to secure their obligations under the Contractual Agreements. The Nominee Shareholders further undertake that they will remit any distributions in connection with such shareholders’ equity interests in the VIE to the WFOE, to the extent permitted by PRC laws. If the VIE or any of their Nominee Shareholders breach any of their respective contractual obligations under the above agreements, the WFOE, as the pledgee, will be entitled to certain rights, including the right to sell, transfer or dispose of the pledged equity interest. The Nominee Shareholders of the VIE agree not to create any encumbrance on or otherwise transfer or dispose of their respective equity interest in the VIE, without the prior consent of the WFOE. The Equity Pledge Agreement will be valid until the VIE and the shareholders fulfill all the contractual obligations under the Contractual Agreements in full and the pledged equity interests have been transferred to the WFOE and/or its designee.

Shareholders’ Voting Rights Proxy Agreement    Pursuant to the Shareholders’ Voting Rights Proxy Agreement entered into among the Nominee Shareholders, the VIE and the WFOE (the ‘‘Proxy Agreement’’), the Nominee Shareholders authorized the WFOE or its designated party to (1) act on behalf of the Nominee Shareholders as exclusive agent and attorney with all respect to all matters concerning the shareholding including but not limited to attend shareholders’ meetings of the VIE; (2) exercise all the shareholders’ rights, including voting rights; and (3) designate and appoint on behalf of each shareholder and the senior management members of the VIE. The proxy remains irrevocable and continuously valid from the date of execution so long as each Nominee Shareholder remains as a shareholder of the VIE. The proxy agreements were subsequently reassigned to the Company.

Exclusive Consulting and Services Agreement    Pursuant to the Exclusive Consulting and Services Agreement (the ‘‘Consulting and Services Agreement’’), WFOE retains exclusive right to provide to the VIE the technical support and consulting services, including but not limited to, technology development and maintenance service, marketing consulting service and administrative consulting service. WFOE owns the intellectual property rights developed in the performance of the agreement. In exchange for these services, WFOE is entitled to charge the VIE annual service fees which typically amount to what would be substantially all of the VIE’s pre-tax profits, resulting in a transfer of substantially all of the profits from the VIE to the WFOE. The term of the agreement is 10 years, expiring on June 5, 2025, which will be automatically renewed every ten-year thereafter if the WFOE does not provide notice of termination to the Nominee Shareholders three months prior to expiration.

1.    Organization (Continued)

The VIE agreements (Continued)

Financial support undertaking letter The Company and the VIE entered into a financial support undertaking letter pursuant to which, the Company is obligated and hereby undertakes to provide unlimited financial support to the VIE, to the extent permissible under the applicable PRC laws and regulations, whether or not any such operational loss is actually incurred. The Company will not request repayment of the loans or borrowings if the VIE or its shareholders do not have sufficient funds or are unable to repay.

In the opinion of the Company’s management and PRC counsel, (i) the ownership structure of the Group, including its subsidiaries, the VIE and the subsidiaries of the VIE, is not in violation with any applicable PRC laws and (ii) each of the VIE agreements is legal, valid, binding and enforceable to each party of such agreements in accordance with its terms and applicable PRC Laws.

However, uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current Contractual Agreements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company, the WFOE or any of its current or future VIE are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, which may include, but not limited to, revocation of business and operating licenses, being required to discontinue or restrict its business operations, restriction of the Group’s right to collect revenues, being required to restructure its operations, imposition of additional conditions or requirements with which the Group may not be able to comply, or other regulatory or enforcement actions against the Group that could be harmful to its business. The imposition of any of these or other penalties may result in a material and adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIE or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIE.

In addition, if the VIE or the Nominee Shareholders fail to perform their obligations under the Contractual Agreements, the Group may have to incur substantial costs and expend resources to enforce the primary beneficiary’ rights under the contracts. The Group may have to rely on legal remedies under PRC laws, including seeking specific performance or injunctive relief and claiming damages, which may not be effective. All of the Contractual Agreements are governed by PRC laws and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC laws and any disputes would be resolved in accordance with PRC legal procedures. The legal system in PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit the Group’s ability to enforce these contractual arrangements. Under PRC laws, rulings by arbitrators are final, parties cannot appeal the arbitration results in courts, and prevailing parties may only enforce the arbitration awards in PRC courts through arbitration award recognition proceedings, which would incur additional expenses and delay. In the event the Group is unable to enforce the Contractual Agreements, the primary beneficiary may not be able to exert effective control over its VIE, and the Group’s ability to conduct its business may be negatively affected.

The VIE and its subsidiaries contributed to 77.3%, 58.5% and 65.1% of the Group’s consolidated revenues for the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2019 and 2020, the VIE and its subsidiaries accounted for an aggregate of 54.1% and 48.2%, respectively of the consolidated total assets, and 86.4% and 80.5%, respectively of the consolidated total liabilities.

Other revenue-producing assets held by the VIE and its subsidiaries mainly include licenses, such as the internet content provision license and internally-developed intangible assets including trademarks, patents, copyrights and domain names.

1.    Organization (Continued)

The VIE agreements (Continued)

The following tables represent the financial information for the VIE as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020 before eliminating the inter-company balances and transactions between the VIE, the subsidiaries of the VIE and other entities within the Group:

	As of December 31,
	2019	2020
	RMB	RMB	US$
ASSETS

Current assets
Cash and cash equivalents	2,816,894	3,593,192	550,681
Restricted cash	27,528,793	52,148,852	7,992,161
Receivables from online payment platforms	1,050,974	726,063	111,274
Short-term investments	6,560,665	7,026,442	1,076,849
Amounts due from related parties (i)	2,360,267	3,999,612	612,967
Amounts due from Group companies	3,337,273	9,932,418	1,522,210
Prepayments and other current assets	295,377	4,062,849	622,659
Total current assets	43,950,243	81,489,428	12,488,801

Non-current assets
Property, equipment and software, net	27,719	186,403	28,568
Right-of-use assets	452,883	468,387	71,783
Other non-current assets	60,306	4,380,476	671,337
Total non-current assets	540,908	5,035,266	771,688
Total assets	44,491,151	86,524,694	13,260,489

	As of December 31,
	2019	2020
	RMB	RMB	US$
LIABILITIES
Current liabilities
Amounts due to related parties (i)	1,502,892	3,385,863	518,906
Amounts due to Group companies	5,393,858	9,759,506	1,495,710
Customer advances and deferred revenues	605,969	2,422,907	371,327
Payable to merchants	29,657,227	53,417,259	8,186,553
Accrued expenses and other liabilities	3,420,728	6,999,827	1,072,770
Merchant deposits	7,840,912	10,926,319	1,674,532
Short-term borrowings	898,748	1,866,316	286,025
Lease liabilities	90,523	134,131	20,556
Total current liabilities	49,410,857	88,912,128	13,626,379
Lease liabilities	382,673	366,834	56,220
Total non-current liabilities	382,673	366,834	56,220
Total liabilities	49,793,530	89,278,962	13,682,599

1.    Organization (Continued)

The VIE agreements (Continued)

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net revenues from
Group companies	298,415	2,244,429	12,602,673	1,931,444
External	10,136,874	17,630,903	38,749,188	5,938,573
Net revenues	10,435,289	19,875,332	51,351,861	7,870,017
Net (loss)/income	(1,552,789)	(3,611,656)	2,552,665	391,213

(i)     Information with respect to related parties is discussed in Note 18.

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net cash generated from operating activities	8,984,498	11,139,572	29,379,799	4,502,651
Net cash used in investing activities	(1,147,101)	(5,249,046)	(11,802,074)	(1,808,747)
Net cash provided by financing activities	507,767	4,546,481	7,818,632	1,198,258
Net increase in cash, cash equivalents and restricted cash	8,345,164	10,437,007	25,396,357	3,892,162

There are no consolidated VIE’s assets that are pledged or collateralized for the VIE’s obligations and which can only be used to settle the VIE’s obligations, except for registered capital and the PRC statutory reserves. Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of their statutory reserves and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 20 for disclosure of the restricted net assets. As the VIE is incorporated as a limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the VIE. There were no other pledges or collateralization of the VIE’s assets.